LONG-TERM AND OTHER DEBTS - Economic Development Canada Loans (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 13,077,670		$ 55,460,722
EDC unsecured loan for the acquisition of manufacturing equipment
Disclosure of detailed information about borrowings [line items]
Carrying Value	14,670		178,670
Nominal Value	$ 14,705		190,723
Interest/Discount Rate	12.00%
Final installment payment	$ 14,712	$ 18,652
Economic Development Canada (EDC) unsecured loans, maturing between January 2022 and February 2022 (Note 11.3)
Disclosure of detailed information about borrowings [line items]
Carrying Value	6,215		41,298
Nominal Value	$ 6,304		44,399
Interest/Discount Rate	12.00%
Final installment payment	$ 3,266	4,141
Monthly installment payments	3,179	4,030
EDC unsecured loan for the acquisition of moulds
Disclosure of detailed information about borrowings [line items]
Carrying Value	3,512		22,803
Nominal Value	$ 3,574		$ 24,859
Interest/Discount Rate	15.00%
Final installment payment	$ 1,791	2,271
Monthly installment payments	$ 1,783	$ 2,260